Organization and Basis of Presentation (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Additional paid-in capital	$ 35,794,778	$ 32,309,606			$ 17,326,299
Previously Reported [Member]
Common stock - shares		45,944,039	23,313,070	21,628,974	20,540,409
Common stock - amount		$ 459	$ 233	$ 216	$ 205
Additional paid-in capital		$ 32,309,162	$ 22,893,962	$ 21,568,549	$ 17,326,299
Impact of Reverse Stock Split [Member]
Common stock - shares		(44,412,571)	(22,535,967)	(20,908,008)	(19,855,729)
Common stock - amount		$ (444)	$ (225)	$ (209)	$ (198)
Additional paid-in capital		$ 444	$ 225	$ 209	$ 198
As Revised [Member]
Common stock - shares		1,531,468	777,103	720,966	684,680
Common stock - amount		$ 15	$ 8	$ 7	$ 7
Additional paid-in capital		$ 32,309,606	$ 22,894,187	$ 21,568,758	$ 17,326,497